Short-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans	¥ 282,238	¥ 268,600
Asset backed notes	49,636	35,908
Medium-term notes	141,033	184,437
Commercial paper	491,941	605,795
Short-term debt (notes 4 and 9)	¥ 964,848	¥ 1,094,740